Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance Table

As a Small Reporting Company (SRC), the following table shows the past two fiscal years’ total compensation for our Named Executive Officers (NEOs) as set forth in the “Summary Compensation Table,” the CAP paid to our NEOs, the Company’s total stockholder return (TSR), and our net income.

2024 Pay vs. Performance Table

Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs	Value of Initial Fixed $100 Investment Based On: TSR	Net Loss
2024	$1,036,428	$4,425,677	$713,126	$2,182,513	$108	$(73,538,157)
2023	$703,118	$(529,922)	$537,524	$51,441	$57	$(50,149,077)

(1) In the table above, our CEO is Paul Travers

(2) The non-CEO NEOs for each applicable year are as follows:

–	2024: Grant Russell and Peter Jameson

–	2023: Grant Russell and Peter Jameson

(3) The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay versus Performance table above. The following table details the applicable adjustments that were made to determine CAP:

Relationship Between Compensation Actually Paid (CAP) and Performance Measures

The Pay versus Performance table above and the charts below illustrate the following:

			Equity
Year	Executives	SCT Total	Deduct SCT Stock Awards & Option Awards	Add Year- End Fair Value of Unvested Equity Granted in the Year	Add Year-over- Year Change in Fair Value of Outstanding and Unvested Equity Granted in Prior Years	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Add Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Deduct Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
2024	CEO	$1,036,428	(618,125)	1,956,797	2,041,102	—	9,474	—
	Non-CEO NEOs (average)	$713,126	(332,431	1,052,373	640,682	—	108,764	—
2023	CEO	$703,118	—	—	(1,205,638)	—	(27,403)	—
	Non-CEO NEOs (average)	$537,524	—	—	(403,766)	—	(81,293)	—

CAP to our CEO and other NEOs has moved in line with our TSR – i.e., declines in our TSR over 2023 and 2024 were paired with declining compensation outcomes during those years. The CAP definition of pay reflects changes in the value of unvested and vested equity, so declines in the value of our stock price were similarly reflected in the value of equity (both unvested and vested) as compared to grant-date Summary Compensation Table values of pay. In 2024 and 2023, the value of outstanding equity held by our NEOs declined and resulted in negative CAP for both our CEO and average NEOs. We would expect that as the market value of Vuzix stock increases, CAP values would also increase given both the equity tie to stock price and the potential impact of positive financial results on incentive payouts.

Named Executive Officers, Footnote	(2) The non-CEO NEOs for each applicable year are as follows:
–	2024: Grant Russell and Peter Jameson
–	2023: Grant Russell and Peter Jameson

PEO Total Compensation Amount	$ 1,036,428	$ 703,118
PEO Actually Paid Compensation Amount	$ 4,425,677	(529,922)
Adjustment To PEO Compensation, Footnote

The Pay versus Performance table above and the charts below illustrate the following:

			Equity
Year	Executives	SCT Total	Deduct SCT Stock Awards & Option Awards	Add Year- End Fair Value of Unvested Equity Granted in the Year	Add Year-over- Year Change in Fair Value of Outstanding and Unvested Equity Granted in Prior Years	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Add Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Deduct Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
2024	CEO	$1,036,428	(618,125)	1,956,797	2,041,102	—	9,474	—
	Non-CEO NEOs (average)	$713,126	(332,431	1,052,373	640,682	—	108,764	—
2023	CEO	$703,118	—	—	(1,205,638)	—	(27,403)	—
	Non-CEO NEOs (average)	$537,524	—	—	(403,766)	—	(81,293)	—

CAP to our CEO and other NEOs has moved in line with our TSR – i.e., declines in our TSR over 2023 and 2024 were paired with declining compensation outcomes during those years. The CAP definition of pay reflects changes in the value of unvested and vested equity, so declines in the value of our stock price were similarly reflected in the value of equity (both unvested and vested) as compared to grant-date Summary Compensation Table values of pay. In 2024 and 2023, the value of outstanding equity held by our NEOs declined and resulted in negative CAP for both our CEO and average NEOs. We would expect that as the market value of Vuzix stock increases, CAP values would also increase given both the equity tie to stock price and the potential impact of positive financial results on incentive payouts.

Non-PEO NEO Average Total Compensation Amount	$ 713,126	537,524
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,182,513	51,441
Adjustment to Non-PEO NEO Compensation Footnote

The Pay versus Performance table above and the charts below illustrate the following:

			Equity
Year	Executives	SCT Total	Deduct SCT Stock Awards & Option Awards	Add Year- End Fair Value of Unvested Equity Granted in the Year	Add Year-over- Year Change in Fair Value of Outstanding and Unvested Equity Granted in Prior Years	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Add Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Deduct Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
2024	CEO	$1,036,428	(618,125)	1,956,797	2,041,102	—	9,474	—
	Non-CEO NEOs (average)	$713,126	(332,431	1,052,373	640,682	—	108,764	—
2023	CEO	$703,118	—	—	(1,205,638)	—	(27,403)	—
	Non-CEO NEOs (average)	$537,524	—	—	(403,766)	—	(81,293)	—

CAP to our CEO and other NEOs has moved in line with our TSR – i.e., declines in our TSR over 2023 and 2024 were paired with declining compensation outcomes during those years. The CAP definition of pay reflects changes in the value of unvested and vested equity, so declines in the value of our stock price were similarly reflected in the value of equity (both unvested and vested) as compared to grant-date Summary Compensation Table values of pay. In 2024 and 2023, the value of outstanding equity held by our NEOs declined and resulted in negative CAP for both our CEO and average NEOs. We would expect that as the market value of Vuzix stock increases, CAP values would also increase given both the equity tie to stock price and the potential impact of positive financial results on incentive payouts.

Compensation Actually Paid vs. Total Shareholder Return
Tabular List, Table

CAP does not move in line with our net loss or income, as the measure can be volatile year-over-year due to accounting requirements, such as the inclusion of changes in the value of inventories, acquisitions, and related metrics. As such, we use other key measures of financial performance for a growing company, such as revenue, gross margin, and EBITDA margin, in our incentive programs.

Total Shareholder Return Amount	$ 108	57
Net Income (Loss)	$ (73,538,157)	(50,149,077)
PEO Name	Paul Travers
Measure:: 1
Pay vs Performance Disclosure
Name	revenue
Measure:: 2
Pay vs Performance Disclosure
Name	gross margin
Measure:: 3
Pay vs Performance Disclosure
Name	EBITDA
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (618,125)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,956,797
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,041,102	(1,205,638)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,474	(27,403)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	332,431
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,052,373
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	640,682	(403,766)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	108,764	(81,293)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount